Earnings per share (Details) - Basic [Member] $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 ARS ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares
Statement [Line Items]
Profit (loss) for the year attributable to equity holders of the parent	$ 78,460	$ 162,990	$ 297,052
Weighted average number of ordinary shares outstanding	592	602	609
Basic earnings per share | (per share)	$ 132.44	$ 270.75	$ 487.77